Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
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Cash and cash equivalents

5.	Cash and cash equivalents

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash at bank	1,210	3,971
Deposits held at licensed payment platforms	2,455	4,755

	3,665	8,726

As at December 31, 2020 and 2021, the Group’s cash and cash equivalents were denominated in RMB.